VESSELS UNDER CAPITAL LEASES, NET	12 Months Ended
Dec. 31, 2017
Vessels Under Capital Leases [Abstract]
VESSELS UNDER CAPITAL LEASES, NET
VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)
Balance at December 31, 2015	8,354
Disposals	(3,473)
Impairment loss	(985)
Depreciation	(940)
Balance at December 31, 2016	2,956
Depreciation	(895)
Balance at December 31, 2017	2,061

Refer to Note 9 for further details related to impairment on Golden Lyderhorn in 2016.

The outstanding obligations under capital leases at December 31, 2017 are payable as follows:

(in thousands of $)
2018	5,944
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	13,679
Less: imputed interest	(1,005)
Present value of obligations under capital leases	12,674

As of December 31, 2017, we held one vessel under capital lease (December 31, 2016: one vessel). The lease is for an initial term of 10 years. The remaining period of the lease at December 31, 2017 is three years (December 31, 2016: 4 years).

As of December 31, 2017, we had the following purchase options for the one vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	April 2018	38,000
Golden Eclipse	April 2019	36,250
Golden Eclipse	April 2020	33,550

Our lease obligation is secured by the lessor's title to the leased asset and by a guarantee issued to the lessor (Golden Eclipse).